Selling expenses, net (Details) - BRL (R$) R$ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Selling expenses, net [Abstract]
Advertising and promotion expenses	R$ (2,564)	R$ (2,417)
(Addition) reversal of allowance for doubtful accounts, net	(7,500)	8,753
Selling expenses, net	R$ (10,064)	R$ 6,336